Other Comprehensive Income And Accumulated Other Comprehensive Loss (Components Of Other Comprehensive Income And The Related Income Tax Effects) (Details) - CAD ($) $ in Millions	3 Months Ended		6 Months Ended
	Feb. 28, 2019	Feb. 28, 2018	Feb. 28, 2019	Feb. 28, 2018
Disclosure of analysis of other comprehensive income by item [line items]
Change in unrealized fair value of derivatives designated as cash flow hedges	$ 0	$ (1)	$ 1	$ 3
Change in unrealized fair value of derivatives designated as cash flow hedges, Net	(1)	1	(1)	2
Share of other comprehensive income of associates, Net	(7)	6	(6)	5
Items that may subsequently be reclassified to net income, Net	(8)	6	(6)	10
Remeasurements on employee benefit plans, Net	(9)	74	0	63
Other comprehensive income, Amount			(6)	98
Other comprehensive income, Income taxes			0	(25)
Other comprehensive income (loss)	$ (17)	$ 80	(6)	73
Continuing Operations [Member]
Disclosure of analysis of other comprehensive income by item [line items]
Change in unrealized fair value of derivatives designated as cash flow hedges			1	4
Change in unrealized fair value of derivatives designated as cash flow hedges, Income taxes			0	(1)
Change in unrealized fair value of derivatives designated as cash flow hedges			1	3
Adjustment for hedged itmes recognized in the period, Amount			(1)	3
Adjustment for hedged itmes recognized in the period, Income taxes			0	(1)
Change in unrealized fair value of derivatives designated as cash flow hedges, Net			(1)	2
Share of other comprehensive income of associates, Amount			(6)	5
Share of other comprehensive income of associates, Net			(6)	5
Items that may subsequently be reclassified to net income, Amount			(6)	12
Items that may subsequently be reclassified to net income, Income taxes			0	(2)
Items that may subsequently be reclassified to net income, Net			(6)	10
Remeasurements on employee benefit plans, Amount				86
Remeasurements on employee benefit plans, Income taxes				(23)
Remeasurements on employee benefit plans, Net				$ 63